UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         5th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                   New York, New York        November 14, 2011
-------------------------      ---------------------    ----------------------
        [Signature]               [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:      $803,783
                                             (in thousands)


List of Other Included Managers:

No.     Form 13F File Number         Name

1       028-14291                    Dekel Partners, L.P.
2       028-14286                    Fine Partners I, L.P.
3       028-14296                    Noga Partners, L.P.
--------------------------------------------------------------------------------

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE                   VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED      NONE

AK STL HLDG CORP              COM       001547108   10,756  1,644,586  SH            SOLE      N/A            1,644,586
ALLIANCE ONE INTL INC         COM       018772103   18,368  7,527,854  SH            SOLE      N/A            7,527,854
ASCENA RETAIL GROUP INC       COM       04351G101    7,232    267,150  SH            SOLE      N/A              267,150
CITIZENS REPUBLIC BANCORP IN  COM NEW   174420307   16,454  2,377,787  SH            SOLE      N/A            2,377,787
COINSTAR INC                  COM       19259P300   50,840  1,271,000  SH            SOLE      N/A            1,271,000
COINSTAR INC                  COM       19259P300   65,360  1,634,000      CALL      SOLE      N/A            1,634,000
COMMERCIAL METALS CO          COM       201723103   11,048  1,161,694  SH            SOLE      N/A            1,161,694
COWEN GROUP INC NEW           CL A      223622101   11,503  4,244,700  SH            SOLE      N/A            4,244,700
DANA HLDG CORP                COM       235825205    6,915    658,537  SH            SOLE      N/A              658,537
GENWORTH FINL INC             COM CL A  37247D106   11,681  2,035,000  SH            SOLE      N/A            2,035,000
HORNBECK OFFSHORE SVCS INC N  COM       440543106   33,554  1,347,003  SH            SOLE      N/A            1,347,003
LIVE NATION ENTERTAINMENT IN  COM       538034109   36,382  4,542,107  SH            SOLE      N/A            4,542,107
MBIA INC                      COM       55262C100   66,406  9,134,184  SH            SOLE      N/A            9,134,184
MBIA INC                      COM       55262C100   27,468  3,778,300      CALL      SOLE      N/A            3,778,300
MF GLOBAL HLDGS LTD           COM       55277J108   50,211 12,157,645  SH            SOLE      N/A           12,157,645
NEW YORK & CO INC             COM       649295102   11,124  3,487,097  SH            SOLE      N/A            3,487,097
PHH CORP                      COM NEW   693320202   22,323  1,388,241  SH            SOLE      N/A            1,388,241
POLYONE CORP                  COM       73179P106   61,280  5,721,785  SH            SOLE      N/A            5,721,785
PZENA INVESTMENT MGMT INC     CLASS A   74731Q103    1,454    443,322  SH            SOLE      N/A              443,322
REGIONS FINANCIAL CORP NEW    COM       7591EP100   18,672  5,607,100  SH            SOLE      N/A            5,607,100
SCHOOL SPECIALTY INC          COM       807863105    3,122    437,926  SH            SOLE      N/A              437,926
SCIENTIFIC GAMES CORP         CL A      80874P109   42,872  6,021,320  SH            SOLE      N/A            6,021,320
SEARS HLDGS CORP              COM       812350106   12,723    221,200  SH            SOLE      N/A              221,200
SYNOVUS FINL CORP             COM       87161C105   17,126 16,005,200  SH            SOLE      N/A           16,005,200
YAHOO INC                     COM       984332106   39,120  2,970,400      CALL      SOLE      N/A            2,970,400
AIRCASTLE LTD                 COM       G0129K104   30,320  3,184,855  SH            SOLE      N/A            3,184,855
ASSURED GUARANTY LTD          COM       G0585R106   58,047  5,281,800  SH            SOLE      N/A            5,281,800
ASSURED GUARANTY LTD          COM       G0585R106   61,422  5,588,900      CALL      SOLE      N/A            5,588,900


SK 27147 0001 1238873